Investment Securities - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities purchased	$ 272,780,000	$ 76,367,000	$ 137,591,000
Payments to acquire held-to-maturity securities	170,836,000	466,058,000	0
Proceeds from sales of available-for-sale investment securities	0	$ 362,829,000	$ 50,741,000
Proceeds from sale of held-to-maturity securities	$ 0
Term of contractual due dates (in years)	25 years